Borrowings (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Measurement period adjustment, increase to pre-qcquisition reverse mortgage servicing liabilities	$ 32.0
Revolving Credit Facility, available draw amount	1,400.0
Revolving Credit Facility, total commitment amount	$ 1,500.0
Revolving Credit Facility, maturity date	Jan. 27, 2017
Revolving Credit Facility, domestic operating subsidiary guarantors | item	8
Revolving Credit Facility, minimum consolidated net worth covenant	$ 6,000.0
Senior Unsecured Notes, percent of purchase price to principal amount	101.00%
FHLB Advances, financing availability	$ 5,700.0
FHLB Advances, unused and available	$ 2,600.0
FHLB Advances, weighted average rate	0.84%
FHLB Advances	$ 3,117.6	$ 254.7
Premium purchase accounting adjustment	6,783.1	309.6
HECM loans	449.5
Secured borrowings - HECM loans	440.6
Pledged assets	17,700.0
Pledged assets, loans	12,200.0
Pledged assets, operating lease assets	4,600.0
Pledged assets, cash	800.0
Pledged assets, investments	$ 100.0
Minimum [Member]
Debt Instrument [Line Items]
Revolving Credit Facility, minimum guarantor asset coverage ratio	1.25
Percent required of claim amount for loan service	98.00%
Maximum [Member]
Debt Instrument [Line Items]
Revolving Credit Facility, minimum guarantor asset coverage ratio	1.5
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving Credit Facility, outstanding	$ 0.0	0.0
Revolving Credit Facility, total commitment amount	1,150.0
Letters of Credit [Member]
Debt Instrument [Line Items]
Revolving Credit Facility, available draw amount	100.0
Revolving Credit Facility, total commitment amount	350.0
FRB Discount Window [Member]
Debt Instrument [Line Items]
Revolving Credit Facility, outstanding	0.0	$ 0.0
Collateral pledged	$ 2,700.0
Structured Financings [Member]
Debt Instrument [Line Items]
Secured Borrowings, weighted average rate	3.40%
Structured Financings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Secured Borrowings, weighted average rate	0.75%
Structured Financings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured Borrowings, weighted average rate	6.11%
LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Revolving Credit Facility, applicable margin	2.50%
Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Revolving Credit Facility, applicable margin	1.50%
OneWest Bank [Member]
Debt Instrument [Line Items]
Revolving Credit Facility, total commitment amount	$ 1,000.0
OneWest Bank [Member] | Variable Interest Entities [Member]
Debt Instrument [Line Items]
unamortized premium balance	13.2
Caring value of MSRs	0.0
OneWest Bank [Member] | Variable Interest Entities [Member] | HMBS [Member]
Debt Instrument [Line Items]
Secured borrowings	189.6
OneWest Bank [Member] | Discontinued Operations [Member]
Debt Instrument [Line Items]
Secured borrowings	$ 440.6
Student Loan Business [Member]
Debt Instrument [Line Items]
HECM loans			$ 3,400.0